Stockholders' Equity - Summary of Warrant Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	93,835	20	1
Warrants issued (in shares)	1,001,995		21
Warrants exercised (in shares)	(11,285)	(6,536)	(1)
Exchanged (in shares)	(82,521)
Warrants expired (in shares)		(1)	(1)
Outstanding, end of period (in shares)	1,002,024	93,835	20	1
Warrants, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)	$ 150.67	$ 4,868,205,366	$ 637,218,564
Warrants issued (in dollars per share)	42.00		1,610,000
Exchanged (in dollars per share)	170.31
Warrants exercised (in dollars per share)	7.00	1,252	2,954,000
Warrants expired (in dollars per share)		13,798,400,000	591,675,000
Outstanding, end of period (in dollars per share)	$ 42.00	$ 150.67	$ 4,868,205,366	$ 637,218,564
Weighted average remaining life	5 years 18 days	5 years 9 months	4 years 10 months 17 days	5 years 7 months 2 days
Minimum [Member]
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	$ 7.00	$ 7.00	$ 857,500	$ 197,225,000
Maximum [Member]
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	$ 42.00	$ 7,000	$ 13,798,400,000	$ 13,798,400,000
February 2018 Warrants [Member]
Warrants outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	273
Warrants issued (in shares)		1,538
Outstanding, end of period (in shares)		273
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)		$ 7,000
Warrants, Weighted Average Exercise Price [Roll Forward]
Warrants issued (in dollars per share)		$ 6,531
Convertible Notes [Member]
Warrants outstanding [Roll Forward]
Warrants issued (in shares)		98,814
Warrants, Weighted Average Exercise Price [Roll Forward]
Warrants issued (in dollars per share)		$ 126